FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2013 Royalty Agreement [Member] Fair Value, Inputs, Level 3 [Member]
Liability recorded upon acquisition			$ (31,934)	$ (50,927)	$ (2,600)
Operational gain (loss) recognized in earnings	(34,669)	4,018	(32,642)	18,993	(2,028)
Payment for Hycet (reimbursment)			276
Net carrying value			$ (64,300)	$ (31,934)	$ (4,629)